Equity instruments	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity instruments	Equity instruments
a) Breakdown
The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Classification
Financial assets held for trading	10,066	15,077	9,615
Non-trading financial assets mandatorily at fair value through profit or loss	3,711	4,042	3,234
Financial assets designated at fair value through other comprehensive income	1,941	2,453	2,783
	15,718	21,572	15,632
Type
Shares of Spanish companies	3,284	3,896	3,364
Shares of foreign companies	10,494	15,184	10,437
Shares of investment funds	1,940	2,492	1,831
	15,718	21,572	15,632
Note 29 contains a detail of the 'Other comprehensive income', recognised in equity, on 'Financial assets designated at fair value through other comprehensive income'.
b) Changes
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2022	2021	2020
Balance at beginning of the year	2,453	2,783	2,863
Net additions (disposals)	(33)	(276)	833
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)A	(497)	(171)	(917)
Changes in the RV hedged with micro-hedging transactions	18	117	4
Balance at end of year	1,941	2,453	2,783
A.They do not include fair value movements for currency risk hedged with hedging instruments.
c) Notifications of acquisitions of investments
The notifications of the acquisitions and disposals of holdings in investees made by the Bank in 2022, in compliance with Article 155 of the Spanish Limited Liability Companies Law and Article 125 of Spanish Securities Market Law 24/1998, are listed in appendix IV.